Related Party Relationships and Transactions - Summary of Subsidiaries and Associates (Detail)	12 Months Ended
Mar. 31, 2021
Wipro, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro, LLC
Country of Incorporation	USA
Wipro Gallagher Solutions, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gallagher Solutions, LLC
Country of Incorporation	USA
Wipro Opus Mortgage Solutions LLC (formerly known as Opus Capital Markets Consultants, LLC) [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Opus Mortgage Solutions LLC (formerly known as Opus Capital Markets Consultants, LLC)
Country of Incorporation	USA
Wipro Promax Analytics Solutions Americas LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Promax Analytics Solutions Americas, LLC
Country of Incorporation	USA
Wipro Insurance Solutions LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Insurance Solutions, LLC
Country of Incorporation	USA
Wipro IT Services, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services, LLC
Country of Incorporation	USA
Health Plan Services, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services, Inc.
Country of Incorporation	USA
Wipro Appirio, Inc. (formerly known as Appirio, Inc) [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio, Inc. (formerly known as Appirio, Inc)
Country of Incorporation	USA
Designit North America, Inc. (formerly known as Cooper Software Inc.) [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit North America, Inc. (formerly known as Cooper Software Inc.)
Country of Incorporation	USA
Infocrossing, LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Infocrossing, LLC
Country of Incorporation	USA
Wipro US Foundation [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro US Foundation
Country of Incorporation	USA
International TechneGroup Incorporated [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	International TechneGroup Incorporated
Country of Incorporation	USA
Wipro Designit Services, Inc. (Formerly known as Rational Interaction, Inc) [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Designit Services, Inc. (Formerly known as Rational Interaction, Inc)
Country of Incorporation	USA
Wipro Overseas IT Services Pvt. Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Overseas IT Services Pvt. Ltd
Country of Incorporation	India
Wipro Japan KK [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Japan KK
Country of Incorporation	Japan
Wipro Shanghai Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Shanghai Limited
Country of Incorporation	China
Wipro Trademarks Holding Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Trademarks Holding Limited
Country of Incorporation	India
Wipro Travel Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Travel Services Limited
Country of Incorporation	India
Wipro Holdings UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings (UK) Limited
Country of Incorporation	U.K
Designit AS [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit A/S
Country of Incorporation	Denmark
Wipro Europe Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Europe Limited
Country of Incorporation	U.K.
Wipro UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro UK Limited
Country of Incorporation	U.K.
Wipro Financial Services UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Financial Services UK Limited
Country of Incorporation	U.K.
Wipro IT Services S.R.L. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services S.R.L.
Country of Incorporation	Romania
Wipro Doha LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Doha LLC
Country of Incorporation	Qatar
Wipro Technologies SA DE CV [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA DE CV
Country of Incorporation	Mexico
Wipro Philippines, Inc. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Philippines, Inc.
Country of Incorporation	Philippines
Wipro Holdings Hungary Korlatolt FeleoOssegi Tarsasag [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings Hungary Korlátolt Felelősségű Társaság
Country of Incorporation	Hungary
Wipro Holdings Investment Korlátolt Felelősségű Társaság [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Holdings Investment Korlátolt Felelősségű Társaság
Country of Incorporation	Hungary
Wipro Information Technology Egypt SAE [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Egypt SAE
Country of Incorporation	Egypt
Wipro Arabia Co. Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Arabia Co. Limited
Country of Incorporation	Saudi Arabia
Wipro Poland SP Z.O.O [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Poland SP Z.O.O
Country of Incorporation	Poland
Wipro IT Services Poland SP Z.O.O [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Poland SP Z.O.O
Country of Incorporation	Poland
Wipro Technologies Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Australia Pty Ltd
Country of Incorporation	Australia
Wipro Corporate Technologies Ghana Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Corporate Technologies Ghana Limited
Country of Incorporation	Ghana
Wipro Technologies South Africa (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies South Africa (Proprietary) Limited
Country of Incorporation	South Africa
Wipro Technologies Nigeria Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Nigeria Limited
Country of Incorporation	Nigeria
Wipro IT Services Ukraine LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Service Ukraine, LLC
Country of Incorporation	Ukraine
Wipro Information Technology Netherlands BV. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Netherlands BV.
Country of Incorporation	Netherlands
Wipro Technologies SA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SA
Country of Incorporation	Argentina
Wipro Portugal S.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Portugal S.A.
Country of Incorporation	Portugal
Wipro Technologies Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Limited
Country of Incorporation	Russia
Wipro Technology Chile SPA [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technology Chile SPA
Country of Incorporation	Chile
Wipro Solutions Canada Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Solutions Canada Limited
Country of Incorporation	Canada
Wipro Information Technology Kazakhstan LLP [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Information Technology Kazakhstan LLP
Country of Incorporation	Kazakhstan
Wipro Technologies W.T. Sociedad Anonima [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies W.T. Sociedad Anonima
Country of Incorporation	Costa Rica
Wipro Outsourcing Services (Ireland) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Outsourcing Services (Ireland) Limited
Country of Incorporation	Ireland
Wipro Technologies VZ, C.A. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies VZ, C.A.
Country of Incorporation	Venezuela
Wipro Technologies Peru S.A.C [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies Peru SAC
Country of Incorporation	Peru
Wipro do Brasil Servicos Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Servicos Ltda (formerly known as IVIA Serviços De Informática ltda)
Country of Incorporation	Brazil
Wipro do Brasil Technologia Ltda [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Technologia Ltda
Country of Incorporation	Brazil
Wipro Technologies S.R.L [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SRL
Country of Incorporation	Romania
PT WT Indonesia [member]
Disclosure of subsidiaries [line items]
Subsidiaries	PT. WT Indonesia
Country of Incorporation	Indonesia
Wipro (Thailand) Co Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Thailand) Co. Limited
Country of Incorporation	Thailand
Wipro Bahrain Limited Co. W.L.L [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Bahrain Limited Co. W.L.L (formerly known as Wipro Bahrain Limited Co. S.P.C.)
Country of Incorporation	Bahrain
Wipro Gulf LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Gulf LLC
Country of Incorporation	Sultanate of Oman
Rainbow Software LLC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rainbow Software LLC
Country of Incorporation	Iraq
Wipro IT Services Austria GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Austria GmbH (formerly known as Cellent GmbH)
Country of Incorporation	Austria
Wipro Networks Pte Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Networks Pte Limited
Country of Incorporation	Singapore
Wipro (Dalian) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro (Dalian) Limited
Country of Incorporation	China
Wipro Technologies SDN BHD [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies SDN BHD
Country of Incorporation	Malaysia
Wipro Chengdu Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Chengdu Limited
Country of Incorporation	China
Wipro IT services bangladesh limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services Bangladesh Limited
Country of Incorporation	Bangladesh
Wipro HR Services India Private Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro HR Services India Private Limited
Country of Incorporation	India
Wipro Technologies Gmbh [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Technologies GmbH
Country of Incorporation	Germany
Wipro Do Brasil Sistemetas De Informatica Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Do Brasil Sistemetas De Informatica Ltd
Country of Incorporation	Brazil
Designit Denmark A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Denmark A/S
Country of Incorporation	Denmark
Designit Germany GmbH [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Germany GmbH
Country of Incorporation	Germany
Designit Oslo A/S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Oslo A/S
Country of Incorporation	Norway
Designit Sweden AB [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Sweden AB
Country of Incorporation	Sweden
Designit T.L.V Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit T.L.V Ltd.
Country of Incorporation	Israel
Designit Tokyo Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Tokyo Ltd.
Country of Incorporation	Japan
Denextep Spain Digital, S.L [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Spain Digital, S.L.
Country of Incorporation	Spain
Designit Colombia S A S [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Colombia S A S
Country of Incorporation	Colombia
Designit Peru SAC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Designit Peru SAC
Country of Incorporation	Peru
Health Plan Services Insurance Agency, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	HealthPlan Services Insurance Agency, LLC
Country of Incorporation	USA
International TechneGroup Ltd. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	International TechneGroup Ltd.
Country of Incorporation	U.K.
ITI Proficiency Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	ITI Proficiency Ltd
Country of Incorporation	Israel
Mech Works S.R.L. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	MechWorks S.R.L.
Country of Incorporation	Italy
Rational Consulting Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Rational Consulting Australia Pty Ltd
Country of Incorporation	Australia
Wipro Designit Services Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Designit Services Limited (formerly known as Rational Interaction Limited)
Country of Incorporation	Ireland
Appirio, K.K [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Appirio, K.K
Country of Incorporation	Japan
Topcoder, LLC. [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Topcoder, LLC.
Country of Incorporation	USA
Wipro Apprio UK Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio UK Limited (formerly known as Appirio Ltd (UK))
Country of Incorporation	U.K.
Encore Theme Technologies Private Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Encore Theme Technologies Private Limited
Country of Incorporation	India
Eximius Design India Private Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Eximius Design India Private Limited
Country of Incorporation	India
Wipro VLSI Design Services LLC [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro VLSI Design Services, LLC (formerly known as Eximius Design, LLC)
Country of Incorporation	USA
Wipro 4C Danmark ApS [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro 4C Danmark ApS (formerly known as 4C Danmark ApS)
Country of Incorporation	Denmark
4C Nederland B.V [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	4C Nederland B.V
Country of Incorporation	Netherlands
Wipro Weare4C UK Limited [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Weare4C UK Limited (formerly known as Weare4C UK Limited)
Country of Incorporation	U.K.
Wipro 4C Consulting France SAS [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro 4C Consulting France SAS (formerly known as 4C Consulting France)
Country of Incorporation	France
Wipro 4C NV [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro 4C NV (formerly known as 4C NV)
Country of Incorporation	Belgium
CloudSocius DMCC [member]
Disclosure of subsidiaries [line items]
Subsidiaries	CloudSocius DMCC
Country of Incorporation	UAE
Wipro Appirio (Ireland) Limited [member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro Appirio (Ireland) Limited (formerly known as Appirio Ltd)
Country of Incorporation	Ireland
International TechneGroup SRL [member]
Disclosure of subsidiaries [line items]
Subsidiaries	International TechneGroup S.R.L.
Country of Incorporation	Italy
Women's Business Park Technologies Limited
Disclosure of subsidiaries [line items]
Subsidiaries	Women’s Business Park Technologies Limited *
Country of Incorporation	Saudi Arabia
Wipro IT Services UK Societas [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro IT Services UK Societas
Country of Incorporation	U.K.
Wipro Do Brasil Servicos De Tecnologia Ltd [Member]
Disclosure of subsidiaries [line items]
Subsidiaries	Wipro do Brasil Servicos de Tecnologia Ltda
Country of Incorporation	Brazil